Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventories
Finished goods	¥ 75,423	¥ 51,671
Raw materials	51,172	39,974
Work in process	39,309	29,011
Supplies and other	5,107	3,669
Inventories	¥ 171,011	¥ 124,325